UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim MidCap Value Portfolio

Semi-Annual Report

June 30, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2011

Sector	% of Portfolio Investments
Communications	4.90%
Consumer Products & Services	19.70%
Financial Services	27.09%
Health Care Related	6.82%
Industrial Products & Services	7.26%
Natural Resources	11.93%
Short Term Investments	1.71%
Technology	6.35%
Transportation	2.33%
Utilities	11.91%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/11)	(06/30/11)	(01/01/11 - 06/30/11)

Actual	$1,000.00	$1,082.70	$6.46

Hypothetical
(5% return before expenses)	$1,000.00	$1,018.60	$6.26

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

        MAXIM SERIES FUND, INC.

                Financial Reports for the Period Ended June 30, 2011

                Maxim MidCap Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

JUNE 30, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense — 1.01%
2,199	BE Aerospace Inc *	89,741
9,057	L-3 Communications Holdings Inc	792,035
12,202	Rockwell Collins Inc	752,741
		$1,634,517

Air Freight — 0.10%
1,962	CH Robinson Worldwide Inc	154,684
		$154,684
Airlines — 1.07%
14,121	Alaska Air Group Inc *	966,724
11,669	Copa Holdings SA Class A	778,789
		$1,745,513

Auto Parts & Equipment — 0.96%
12,991	Autoliv Inc	1,019,144
16,924	Federal Mogul Corp *	386,375
1,163	TRW Automotive Holdings Corp *	68,652
1,119	WABCO Holdings Inc *	77,278
		$1,551,449

Banks — 4.35%
17,103	Comerica Inc	591,251
47,254	Fifth Third Bancorp	602,488
818	First Citizens BancShares Inc Class A	153,146
5,062	First Republic Bank * †	163,401
77,083	Fulton Financial Corp	825,559
52,585	KeyCorp	438,033
14,842	M&T Bank Corp	1,305,354
189,217	Popular Inc *	522,239
69,390	Regions Financial Corp	430,218
68,039	SunTrust Banks Inc	1,755,406
20,012	TCF Financial Corp	276,166
		$7,063,261

Biotechnology — 0.94%
10,414	Alexion Pharmaceuticals Inc *	489,770
725	Bio-Rad Laboratories Inc Class A *	86,536
8,423	Cephalon Inc *	672,998
998	Covance Inc *	59,251
9,260	Myriad Genetics Inc *	210,295
		$1,518,850

Broadcast/Media — 3.53%
24,664	Cablevision Systems Corp NY Group	893,084
9,426	Clear Channel Outdoor Holdings Inc Class A *	119,710
101,096	DISH Network Corp Class A *	3,100,614
12,405	Liberty Global Inc * †	558,721
2,407	Liberty Global Inc Series C *	102,779
2,467	Liberty Media Corp - Starz Series A *	185,617
25,568	Virgin Media Inc	765,250
		$5,725,775

Building Materials — 0.32%
11,433	Armstrong World Industries Inc	520,887
		$520,887

Chemicals — 2.29%
2,701	Airgas Inc	189,178
12,450	Cabot Corp	496,381
2,320	CF Industries Holdings Inc	328,674
951	Cytec Industries Inc	54,388
10,294	Eastman Chemical Co	1,050,709
69,823	Huntsman Corp	1,316,163
1,516	PPG Industries Inc	137,638
2,719	Scotts Miracle-Gro Co Class A	139,512
		$3,712,643

Communications - Equipment — 0.55%
18,095	EchoStar Corp Class A *	659,201
49,758	Tellabs Inc	229,384
		$888,585

Computer Hardware & Systems — 0.48%
4,097	Lexmark International Inc Class A *	119,878
6,675	Teradata Corp *	401,835
7,188	Western Digital Corp *	261,500
		$783,213

Computer Software & Services — 0.94%
20,120	Activision Blizzard Inc	235,002
11,130	AOL Inc *	221,042
19,783	Synopsys Inc *	508,621
16,853	VeriSign Inc	563,901
		$1,528,566

Conglomerates — 0.21%
7,044	Carlisle Cos Inc	346,776
		$346,776

Containers — 0.51%
4,514	AptarGroup Inc	236,263
4,664	Silgan Holdings Inc	191,084
11,468	Sonoco Products Co	407,573
		$834,920

Cosmetics & Personal Care — 0.12%
3,380	Herbalife Ltd	194,823
		$194,823

Distributors — 0.88%
2,945	Genuine Parts Co	160,208
1,773	MSC Industrial Direct Co Inc Class A	117,568
12,441	Watsco Inc	845,864
4,617	WESCO International Inc *	249,733
373	WW Grainger Inc	57,311
		$1,430,684

Electric Companies — 4.03%
15,979	DPL Inc	481,927
26,425	Edison International	1,023,969
6,482	Entergy Corp	442,591
7,136	Great Plains Energy Inc	147,929
16,084	Northeast Utilities	565,674
16,063	NV Energy Inc	246,567
14,326	Pepco Holdings Inc	281,219
31,951	Pinnacle West Capital Corp	1,424,376
10,067	PNM Resources Inc	168,522
33,157	Progress Energy Inc	1,591,867
6,497	Westar Energy Inc	174,834
		$6,549,475

Electronic Instruments & Equipment — 2.80%
8,431	General Cable Corp *	358,992
54,392	Ingram Micro Inc Class A *	986,671
18,409	National Instruments Corp	546,563
14,658	Rockwell Automation Inc	1,271,728
3,682	Tech Data Corp *	180,013
79,835	Vishay Intertechnology Inc *	1,200,719
		$4,544,686

Electronics - Semiconductor — 1.16%
2,056	Analog Devices Inc	80,472
23,896	Fairchild Semiconductor International Inc *	399,302
124,510	Integrated Device Technology Inc *	978,649
30,376	LSI Corp *	216,277
8,090	Marvell Technology Group Ltd *	119,449
12,359	Micron Technology Inc *	92,445
		$1,886,594

Engineering & Construction — 0.83%
6,889	Fluor Corp	445,443
7,849	KBR Inc	295,829
13,678	URS Corp *	611,953
		$1,353,225

Financial Services — 2.71%
11,049	CIT Group Inc *	489,029
36,888	Federated Investors Inc Class B †	879,410
745	IntercontinentalExchange Inc *	92,909
11,787	Legg Mason Inc	386,142
12,755	Leucadia National Corp	434,945
27,618	Moody’s Corp	1,059,150
6,984	NYSE Euronext	239,342
28,052	SEI Investments Co	631,451
3,186	T Rowe Price Group Inc	192,243
		$4,404,621

Food & Beverages — 4.75%
6,322	Dean Foods Co *	77,571
7,008	Dr Pepper Snapple Group Inc	293,845
3,387	Flowers Foods Inc	74,649
1,916	Hershey Co	108,925
13,964	HJ Heinz Co	744,002
80,484	Hormel Foods Corp	2,399,228
5,514	Lancaster Colony Corp †	335,361
6,059	Molson Coors Brewing Co Class B	271,080
24,429	Safeway Inc	570,906
2,556	Smithfield Foods Inc *	55,900
8,500	SUPERVALU Inc	79,985
123,494	Tyson Foods Inc Class A	2,398,253
4,908	Whole Foods Market Inc	311,413
		$7,721,118

Gold, Metals & Mining — 0.89%
22,637	Reliance Steel & Aluminum Co	1,123,927
17,762	Titanium Metals Corp	325,400
		$1,449,327

Health Care Related — 3.36%
41,445	Coventry Health Care Inc *	1,511,499
29,552	Health Net Inc *	948,324
32,526	Humana Inc	2,619,644
7,428	WellCare Health Plans Inc *	381,873
		$5,461,340

Hotels/Motels — 0.20%
9,929	Choice Hotels International Inc †	331,231
		$331,231

Household Goods — 2.61%
991	Clorox Co	66,833
17,936	Harman International Industries Inc	817,343
46,031	Leggett & Platt Inc	1,122,236
29,544	Mohawk Industries Inc *	1,772,345
2,400	Stanley Black & Decker Inc	172,920
922	Tempur-Pedic International Inc *	62,530
2,694	Whirlpool Corp	219,076
		$4,233,283

Independent Power Producer — 0.72%
7,913	Constellation Energy Group Inc	300,378
35,380	NRG Energy Inc *	869,640
		$1,170,018

Insurance Related — 7.82%
6,147	Allied World Assurance Co Holdings AG	353,944
2,845	American Financial Group Inc	101,538
4,113	American National Insurance Co	318,757
5,686	Aon Corp	291,692
49,228	Aspen Insurance Holdings Ltd	1,266,636
28,188	Assurant Inc	1,022,379
17,074	CNA Financial Corp	496,000
14,877	Everest Re Group Ltd	1,216,195
6,781	Hartford Financial Services Group Inc	178,815
28,158	Lincoln National Corp	802,221

9,311	Mercury General Corp	367,691
34,309	Old Republic International Corp	403,131
6,043	PartnerRe Ltd	416,061
12,743	Progressive Corp	272,445
22,133	Protective Life Corp	511,936
96,364	Unum Group	2,455,355
3,835	White Mountains Insurance Group Ltd	1,611,314
13,778	WR Berkley Corp	446,958
7,422	XL Group PLC	163,136
		$12,696,204

Leisure & Entertainment — 0.27%
9,377	Boyd Gaming Corp * †	81,580
3,228	Polaris Industries Inc	358,857
		$440,437

Machinery — 3.10%
1,403	AGCO Corp *	69,252
20,744	Eaton Corp	1,067,279
1,509	Gardner Denver Inc	126,831
11,246	Ingersoll-Rand PLC	510,681
13,400	Lincoln Electric Holdings Inc	480,390
9,254	Oshkosh Corp *	267,811
1,711	Pall Corp	96,210
6,933	Parker Hannifin Corp	622,167
21,733	Timken Co	1,095,343
6,198	Toro Co	374,979
9,244	Trinity Industries Inc	322,431
		$5,033,374

Medical Products — 1.73%
134,550	Boston Scientific Corp *	929,741
6,928	CareFusion Corp *	188,234
1,167	Cooper Cos Inc	92,473
3,956	DENTSPLY International Inc	150,644
19,462	Hill-Rom Holdings Inc	896,030
8,775	Masimo Corp	260,442
4,589	Zimmer Holdings Inc *	290,025
		$2,807,589

Oil & Gas — 8.96%
28,957	Cimarex Energy Co	2,603,813
10,037	Dril-Quip Inc *	680,810
39,266	Exterran Holdings Inc *	778,645
15,841	Frontier Oil Corp	511,823
9,365	Murphy Oil Corp	614,906
13,133	Oil States International Inc *	1,049,458
3,261	QEP Resources Inc	136,408
2,399	SEACOR Holdings Inc	239,804
4,527	SM Energy Co	332,644
32,240	Sunoco Inc	1,344,730
82,694	Tesoro Corp *	1,894,519
171,026	Valero Energy Corp	4,373,135
		$14,560,695

Paper & Forest Products — 1.42%
7,594	Domtar Corp	719,304
22,502	MeadWestvaco Corp	749,542

38,348	Weyerhaeuser Co	838,287
		$2,307,133

Personal Loans — 0.77%
43,402	Discover Financial Services	1,161,003
2,449	Green Dot Corp Class A * †	83,217
		$1,244,220

Pharmaceuticals — 0.84%
34,537	Forest Laboratories Inc *	1,358,686
		$1,358,686

Pollution Control — 0.07%
1,031	Clean Harbors Inc *	106,451
		$106,451

Printing & Publishing — 0.18%
14,940	RR Donnelley & Sons Co	292,973
		$292,973

Real Estate — 11.61%
16,727	Annaly Capital Management Inc REIT	301,755
31,511	AvalonBay Communities Inc REIT	4,046,012
1,139	Boston Properties Inc REIT	120,916
45,587	BRE Properties Inc REIT	2,273,880
2,038	Equity Residential REIT	122,280
7,653	Federal Realty Investment Trust REIT	651,883
28,016	HCP Inc REIT	1,027,907
1,560	Health Care Inc REIT	81,791
2,407	Hospitality Properties Trust REIT	58,370
19,147	Host Hotels & Resorts Inc REIT	324,542
3,766	Jones Lang LaSalle Inc	355,134
23,171	Liberty Property Trust REIT	754,911
2,090	Mack-Cali Realty Corp REIT	68,845
28,950	Nationwide Health Properties Inc REIT	1,198,819
47,017	Plum Creek Timber Co Inc REIT	1,906,069
4,541	ProLogis Inc REIT	162,749
41,337	Rayonier Inc REIT	2,701,373
10,122	Realty Income Corp REIT	338,986
19,018	Regency Centers Corp REIT	836,221
8,447	Senior Housing Properties Trust REIT	197,744
10,731	Ventas Inc REIT	565,631
8,209	Vornado Realty Trust REIT	764,915
		$18,860,733

Restaurants — 0.48%
1,108	Chipotle Mexican Grill Inc *	341,475
1,688	Panera Bread Co Class A *	212,114
45,289	Wendy’s/Arby’s Group Inc	229,615
		$783,204

Retail — 3.38%
15,092	AutoNation Inc * †	552,518
1,686	Bed Bath & Beyond Inc *	98,412
10,559	Best Buy Co Inc	331,658
10,494	Dick’s Sporting Goods Inc *	403,494
3,846	Dollar Tree Inc *	256,221
7,215	Family Dollar Stores Inc	379,221

7,796	Foot Locker Inc	185,233
1,990	GameStop Corp Class A * †	53,073
63,581	Liberty Media Corp - Interactive Series A *	1,066,253
37,229	Limited Brands Inc	1,431,455
20,708	Saks Inc * †	231,308
5,987	Sherwin-Williams Co	502,130
		$5,490,976

Savings & Loans — 1.10%
111,761	Hudson City Bancorp Inc	915,323
46,168	New York Community Bancorp Inc	692,058
10,655	Washington Federal Inc	175,062
		$1,782,443

Specialized Services — 2.07%
10,277	Amdocs Ltd *	312,318
6,396	Apollo Group Inc Class A *	279,377
4,922	Computer Sciences Corp	186,839
4,950	Fidelity National Information Services Inc	152,411
1,205	Fiserv Inc *	75,469
25,095	Manpower Inc	1,346,347
24,756	NeuStar Inc *	648,607
6,226	SAIC Inc *	104,721
8,132	SRA International Inc Class A *	251,442
		$3,357,531

Telephone & Telecommunications — 0.85%
11,096	CenturyTel Inc	448,611
10,137	Telephone & Data Systems Inc	315,058
12,818	United States Cellular Corp *	620,648
		$1,384,317

Textiles — 0.87%
9,167	Fossil Inc *	1,079,139
3,030	Lululemon Athletica Inc * †	338,815
		$1,417,954

Tobacco — 2.86%
42,031	Lorillard Inc	4,575,915
1,979	Universal Corp	74,549
		$4,650,464

Transportation — 0.22%
14,104	Werner Enterprises Inc	353,305
		$353,305

Utilities — 7.82%
76,511	Ameren Corp	2,206,577
11,941	Atmos Energy Corp	397,038
9,512	Consolidated Edison Inc	506,419
23,521	DTE Energy Co	1,176,520
14,434	Energen Corp	815,521
35,323	Integrys Energy Group Inc	1,831,144
49,647	MDU Resources Group Inc	1,117,058
104,192	NiSource Inc	2,109,888
39,977	Sempra Energy	2,113,984
13,185	UGI Corp	420,470
		$12,694,619

Water — 0.13%
7,403	American Water Works Co Inc	218,018
		$218,018

TOTAL COMMON STOCK — 98.87%		$160,581,390
(Cost $122,529,364)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

999,885	Undivided interest of 3.52% in a repurchase agreement (Principal Amount/Value $28,419,706 with a maturity value of $28,419,730) with HSBC Securities (USA) Inc, 0.03%, dated 6/30/11, to be repurchased at $999,885 on 7/1/11, collateralized by Fannie Mae, 3.00% - 11.50%, 1/1/13 - 9/1/48, with a value of $28,988,207.	999,885

787,653	Undivided interest of 19.74% in a repurchase agreement (Principal Amount/Value $3,990,669 with a maturity value of $3,990,677) with BNP Paribas Securities Corp, 0.07%, dated 6/30/11, to be repurchased at $787,653 on 7/1/11, collateralized by various U.S. Government or agency securities, 0.00% - 6.50%, 8/10/11 - 1/1/48, with a value of $4,070,582.	787,653

999,885	Undivided interest of 3.45% in a repurchase agreement (Principal Amount/Value $29,000,000 with a maturity value of $29,000,024) with Goldman Sachs & Co, 0.03%, dated 6/30/11, to be repurchased at $999,885 on 7/1/11, collateralized by Fannie Mae, 4.89% - 5.00%, 4/1/12 - 12/1/36, with a value of $29,580,000.	999,885

TOTAL SECURITIES LENDING COLLATERAL — 1.71%		$2,787,423
(Cost $2,787,423)

TOTAL INVESTMENTS — 100.58%		$163,368,813
(Cost $125,316,787)

OTHER ASSETS & LIABILITIES — (0.58%)		$(948,851)

TOTAL NET ASSETS — 100%		$162,419,962

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at June 30, 2011.
REIT	Real Estate Investment Trust

At June 30, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S&P 400 Emini Long Futures	2	$195,300	September 2011	$7,669

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes to financial statements.

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

Maxim MidCap Value Portfolio

ASSETS:
Investments in securities, market value (including $2,724,151 of securities on loan)(a)	$163,368,813
Cash	1,759,509
Margin deposits	12,000
Dividends receivable	217,102
Subscriptions receivable	77,207
Variation margin on futures contracts	1,084

Total Assets	165,435,715

LIABILITIES:
Payable to investment adviser	162,581
Payable upon return of securities loaned	2,787,423
Redemptions payable	65,749

Total Liabilities	3,015,753

NET ASSETS	$162,419,962

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,541,372
Paid-in capital in excess of par	145,388,133
Net unrealized appreciation on investments and future contracts	38,059,695
Undistributed net investment income	192,435
Accumulated net realized (loss) on investments and future contracts	(22,761,673)

TOTAL NET ASSETS	$162,419,962

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	15,413,724

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.54

(a) Cost of investments in securities	$125,316,787

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

Maxim MidCap Value Portfolio

INVESTMENT INCOME:
Interest	$93
Income from securities lending	9,068
Dividends	1,588,185

Total Income	1,597,346

EXPENSES:
Management fees	1,007,367

Total Expenses	1,007,367

NET INVESTMENT INCOME	589,979

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	14,785,249
Net realized gain on futures contracts	99,823
Change in net unrealized depreciation on investments	(2,557,440)
Change in net unrealized appreciation on futures contracts	3,639

Net Realized and Unrealized Gain on Investments and Future Contracts	12,331,271

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,921,250

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

Maxim MidCap Value Portfolio	2011 (Unaudited)	2010

OPERATIONS:
Net investment income	$589,979	$1,803,241
Net realized gain on investments	14,785,249	21,692,197
Net realized gain (loss) on futures contracts	99,823	(80,794)
Change in unrealized appreciation (depreciation) on investments	(2,557,440)	13,675,917
Change in unrealized appreciation on futures contracts	3,639	4,030

Net Increase in Net Assets Resulting from Operations	12,921,250	37,094,591

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(397,543)	(1,739,541)

Total Distributions	(397,543)	(1,739,541)

CAPITAL SHARE TRANSACTIONS:
Shares sold	13,627,225	81,869,189
Shares issued in reinvestment of distributions	397,543	1,739,541
Shares redeemed	(40,155,302)	(134,970,468)

Net Decrease in Net Assets Resulting from Share Transactions	(26,130,534)	(51,361,738)

Total Decrease in Net Assets	(13,606,827)	(16,006,688)

NET ASSETS:
Beginning of period	176,026,789	192,033,477

End of period (a)	$162,419,962	$176,026,789

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,326,085	9,715,366
Shares issued in reinvestment of distributions	39,322	190,761
Shares redeemed	(3,985,390)	(15,737,789)

Net Decrease	(2,619,983)	(5,831,662)

(a) Including undistributed net investment income:	$192,435	$0

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

			Year ended December 31,
Maxim MidCap Value Portfolio	Period Ended June 30, 2011 (Unaudited)		2010	2009	2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD	$9.76		$8.05	$6.29	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.09	0.07	0.06
Net realized and unrealized gain (loss)	0.77		1.71	1.76	(3.71)

Total Income (Loss) From Investment Operations	0.81		1.80	1.83	(3.65)

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.09)	(0.07)	(0.06)

Total Distributions	(0.03)		(0.09)	(0.07)	(0.06)

NET ASSET VALUE, END OF PERIOD	$10.54		$9.76	$8.05	$6.29

TOTAL RETURN(b)	8.27%	(c)	22.49%	29.27%	(36.50%)	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$162,420		$176,027	$192,033	$172,664
Ratio of expenses to average net assets	1.25%	(d)	1.25%	1.25%	1.25%	(d)
Ratio of net investment income (loss) to average net assets	0.73%	(d)	1.05%	1.22%	1.50%	(d)
Portfolio turnover rate	21%	(c)	53%	166%	101%	(c)

(a)	The Portfolio commenced operations on May 15, 2008.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Maxim MidCap Value Portfolio

Notes to Financial Statements

As of June 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-two portfolios. Interests in the Maxim MidCap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Securities Lending Collateral:	Matures next day and therefore priced at par.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description*	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Equity Investments:
Domestic Common Stock		153,586,201		-		-		153,586,201
Foreign Common Stock		6,995,189		-		-		6,995,189
Derivative Investments:
Futures Contracts Variation Margin		1,084		-		-		1,084
Securities Lending Collateral				2,787,423				2,787,423

Total		$160,582,474		$2,787,423		$0		$163,369,897

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

All tax years since inception of the Portfolio in 2008 are open to examination by U.S. federal or state tax authorities.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.25% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-two portfolios for which they serve as Directors was $205,500 for the period ended June 30, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $34,640,716 and $61,810,466, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2011, the U.S. Federal income tax cost basis was $127,201,076. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $38,916,999 and gross depreciation of securities in which there was an excess of tax cost over value of $2,749,262 resulting in net appreciation of $36,167,737.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of June 30, 2011 is as follows:

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value
Futures Contracts	Variation margin on futures contracts	$1,084

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2011 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

Futures Contracts	Net realized gain on futures contracts	$99,823	Change in net unrealized appreciation on futures contracts	$3,639

The number of futures contracts held at June 30, 2011 is lower than the average outstanding during the year. As of June 30, 2011, the Portfolio held 2 futures contracts. The average number of futures contracts outstanding during the period was 6.

6. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the securities purchased with cash collateral are included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned. The securities are also included in the Schedule of Investments. As of June

30, 2011 the Portfolio had securities on loan valued at $2,724,151 and received collateral of $2,787,423 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 21, 2011 (the “Meeting”), approved the continuation of (i) with respect to each of the Fund’s Portfolios, the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Advisers, Inc.	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Templeton Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500® Index Portfolio Maxim International Index Portfolio Maxim S&P MidCap 400® Index Portfolio

Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval with respect to Sub-Advisers that are not affiliates of MCM. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2011, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Fund’s “Index Portfolios” (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, Maxim S&P 500® Index Portfolio, Maxim International Index Portfolio, and Maxim S&P MidCap 400® Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2010, calendar year returns for the five-year period ended December 31, 2010, and risk-adjusted performance measures. In addition, except for the Index Portfolios and the Fund’s “Asset Allocation Portfolios” (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios’ Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio’s “peer” group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio’s long-term rolling analysis. In this regard, the Board noted that the Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance. It was noted that the Portfolios’ underperformance largely stemmed from previous Sub-Advisers, and that each current Sub-Adviser’s similarly managed retail fund met the Portfolio quantitative benchmark for long-term performance.

With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio’s previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio’s competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio. Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio’s previous Sub-Adviser in August 2009. While noting that the Portfolio underperformed its benchmark in 2010 by a relatively small amount, the Board concluded that it was generally satisfied with the management of the Portfolio. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio’s performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio. The Board also took into consideration its discussion with management regarding monitoring the Portfolio’s performance, and concluded that the Portfolio’s performance was being addressed. As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed, to the extent available, the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios. With regard to the Maxim International Index Portfolio and Maxim S&P MidCap 400® Index Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had commenced operations in January 2011.

The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds. Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios. With respect to the Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio, the Board noted the Portfolios’ short track record, and that it was generally satisfied with the management of these Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio’s Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although many of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, and Maxim Templeton Global Bond Portfolio. The Board further noted that the Portfolios’ expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Templeton Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category. Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the higher costs and greater administrative and regulatory complexities and risk associated with managing those Maxim accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios’ total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Stock Index Portfolio, Maxim Bond Index Portfolio and Maxim S&P 500® Index Portfolio. With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were generally the result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher than the expense ratios of similar funds. With regard to the Maxim SecureFoundationSM Lifetime Portfolios and Maxim SecureFoundationSM Balanced Portfolio, the Board noted that no comparative fund expense or fee information was provided due to the lack of comparable funds in the industry.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent available, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if available, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser. The Board took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM’s parent company, Great-West Life & Annuity Insurance Company (“GWL&A”), and the benefits derived or to be derived by GWL&A from such investments. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.   CODE OF ETHICS.

Not required in filing.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.   INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.             SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.             CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)            (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 24, 2011